CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS
Revenue	$ 8,793	$ 14,219	$ 23,011	$ 29,563	$ 38,098	$ 43,922
Cost of goods sold	4,294	7,857	12,132	17,466	22,529	27,028
Gross profit	4,499	6,362	10,879	12,097	15,569	16,894
Operating expenses:
Research and development	1,568	1,040	3,937	4,088	4,893	4,218
Selling and marketing	4,340	3,265	12,290	12,132	15,915	12,898
General and administrative	3,385	2,033	11,159	10,771	12,419	6,710
Total operating expenses	9,293	6,338	27,386	26,991	33,227	25,509
(Loss) income from operations	(4,794)	24	(16,507)	(14,894)	(17,658)	(8,615)
Other (expense) income:
Interest expense	(306)	(596)	(1,109)	(2,235)	(2,815)	(2,900)
Other income, net	78	368	148	18	43	23
Loss on extinguishment of debt				(52)	(359)	(1,541)
Loss on change in fair value of convertible debt	(1,148)		(623)
Loss before income taxes	(6,170)	(204)	(18,091)	(17,163)	(20,789)	(13,033)
Income tax (benefit) expense	(1)		12	34	34	3
Net loss	(6,169)	(204)	(18,103)	(17,197)	(20,823)	(13,036)
Other comprehensive loss, net of tax:
Foreign currency translation adjustment	(14)	(146)	(145)	(35)	101	64
Comprehensive loss	(6,183)	(350)	(18,248)	(17,232)	(20,722)	(12,972)
Net (loss) income available to common shareholders used in basic earnings per share	(6,169)	43,370	(18,103)	26,212	22,524	(19,269)
Net (loss) income available to common shareholders used in diluted earnings per share	$ (6,169)	$ 43,452	$ (18,103)	$ 26,459	$ 23,748	$ (19,269)
Net (loss) income per common share - basic	$ (0.26)	$ 235.81	$ (0.78)	$ 147.77	$ 13.03	$ (113.21)
Net (loss) income per common share - diluted	$ (0.26)	$ 6.92	$ (0.78)	$ 4.27	$ 1.03	$ (113.21)
Weighted-average common shares outstanding - basic	24,020,175	183,917	23,283,602	177,381	1,728,127	170,212
Weighted-average common shares outstanding - diluted	24,020,175	6,274,679	23,283,602	6,196,769	23,127,693	170,212